Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 031
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Plan Assets
The following tables present for each of these hierarchy levels, the Plan assets that are measured at fair value on a recurring basis at December 31:

	2025
	Total	Level 1	Level 2	Level 3
Assets:
Company stock fund	$22,386,167	$22,386,167	$—	$—
Mutual funds	123,586,229	123,586,229	—	—
Self-Directed Brokerage accounts	11,861,179	11,861,179	—	—
Total assets in the fair value hierarchy	$157,833,575	$157,833,575	$—	$—
Investments measured at net asset value(a)	717,441,044	—	—	—
Investments at fair value	$875,274,619	$157,833,575	$—	$—

	2024
	Total	Level 1	Level 2	Level 3
Assets:
Company stock fund	$21,702,696	$21,702,696	$—	$—
Mutual funds	298,647,459	298,647,459	—	—
Self-Directed Brokerage accounts	10,750,262	10,750,262	—	—
Total assets in the fair value hierarchy	$331,100,417	$331,100,417	$—	$—
Investments measured at net asset value(a)	444,327,960	—	—	—
Investments at fair value	$775,428,377	$331,100,417	$—	$—
(a) Represents common collective trusts. Investments are measured using the net asset value (NAV) per share practical expedient have not been categorized in the fair value hierarchy. The amounts presented above are intended to permit reconciliation of the fair value hierarchy to the fair value of total plan assets in order to determine the amounts included in the Statement of Net Assets Available for Benefits.